UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     February 03, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $247,627 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      443     5714 SH       SOLE                     5714        0        0
ACACIA RESH CORP               COMBIMTRX  COM   003881208       17    12339 SH       SOLE                    12339        0        0
ALLSTATE CORP                  COM              020002101      306     5651 SH       SOLE                     5651        0        0
ALLTEL CORP                    COM              020039103      255     4046 SH       SOLE                     4046        0        0
ALTRIA GROUP INC               COM              02209s103      252     3367 SH       SOLE                     3367        0        0
AMERICAN EXPRESS CO            COM              025816109      224     4345 SH       SOLE                     4345        0        0
AMGEN INC                      COM              031162100      312     3960 SH       SOLE                     3960        0        0
BANK OF AMERICA CORPORATION    COM              060505104      972    21052 SH       SOLE                    21052        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      709        8 SH       SOLE                        8        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      223       76 SH       SOLE                       76        0        0
BLACKROCK CA INSD MUN 2008 T   COM              09247G108      153    10000 SH       SOLE                    10000        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     1478    48571 SH       SOLE                    48571        0        0
BP PLC                         SPONSORED ADR    055622104      739    11514 SH       SOLE                    11514        0        0
CHEVRON CORP NEW               COM              166764100     1041    18332 SH       SOLE                    18332        0        0
CISCO SYS INC                  COM              17275R102      511    29863 SH       SOLE                    29863        0        0
CITIGROUP INC                  COM              172967101     1473    30354 SH       SOLE                    30354        0        0
DIAMONDS TR                    UNIT SER 1       252787106    11834   110647 SH       SOLE                   110647        0        0
ELAN PLC                       ADR              284131208      476    34155 SH       SOLE                    34155        0        0
EMERSON ELEC CO                COM              291011104      250     3342 SH       SOLE                     3342        0        0
EXXON MOBIL CORP               COM              30231G102     2951    52529 SH       SOLE                    52529        0        0
FAIR ISAAC CORP                COM              303250104      265     5996 SH       SOLE                     5996        0        0
GENENTECH INC                  COM NEW          368710406      213     2308 SH       SOLE                     2308        0        0
GENERAL ELECTRIC CO            COM              369604103     2959    84428 SH       SOLE                    84428        0        0
HEWLETT PACKARD CO             COM              428236103      239     8352 SH       SOLE                     8352        0        0
HOME DEPOT INC                 COM              437076102      241     5963 SH       SOLE                     5963        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      603     7493 SH       SOLE                     7493        0        0
ILOG S A                       SPONSORED ADR    452360100      266    15393 SH       SOLE                    15393        0        0
INTEL CORP                     COM              458140100      607    24334 SH       SOLE                    24334        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      609     7411 SH       SOLE                     7411        0        0
ISHARES TR                     S&P 500 INDEX    464287200    76448   613203 SH       SOLE                   613203        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      283     4625 SH       SOLE                     4625        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      626     9488 SH       SOLE                     9488        0        0
ISHARES TR                     DJ US TECH SEC   464287721      964    19387 SH       SOLE                    19387        0        0
ISHARES TR                     DJ US UTILS      464287697      750     9813 SH       SOLE                     9813        0        0
ISHARES TR                     RUSSELL 1000     464287622     7479   110472 SH       SOLE                   110472        0        0
ISHARES TR                     RUSSELL 2000     464287655      263     3942 SH       SOLE                     3942        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    25432   427939 SH       SOLE                   427939        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      579    10019 SH       SOLE                    10019        0        0
ISHARES TR                     GLDM SACHS TEC   464287549      818    17268 SH       SOLE                    17268        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2700    39118 SH       SOLE                    39118        0        0
ISHARES TR                     1-3 YR TRS BD    464287457     1239    15445 SH       SOLE                    15445        0        0
JOHNSON & JOHNSON              COM              478160104     1028    17112 SH       SOLE                    17112        0        0
KIMBERLY CLARK CORP            COM              494368103      224     3749 SH       SOLE                     3749        0        0
MATTEL INC                     COM              577081102      274    17300 SH       SOLE                    17300        0        0
MAXYGEN INC                    COM              577776107       79    10537 SH       SOLE                    10537        0        0
MERCK & CO INC                 COM              589331107      253     7959 SH       SOLE                     7959        0        0
MICROSOFT CORP                 COM              594918104      761    29101 SH       SOLE                    29101        0        0
MORGAN STANLEY                 COM NEW          617446448      237     4180 SH       SOLE                     4180        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104    26328   651502 SH       SOLE                   651502        0        0
NOKIA CORP                     SPONSORED ADR    654902204      209    11404 SH       SOLE                    11404        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      266     3335 SH       SOLE                     3335        0        0
OPENTV CORP                    CL A             G67543101       78    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105      182    14896 SH       SOLE                    14896        0        0
PAINCARE HLDGS INC             COM              69562E104      245    75222 SH       SOLE                    75222        0        0
PEPSICO INC                    COM              713448108      404     6837 SH       SOLE                     6837        0        0
PFIZER INC                     COM              717081103      641    27495 SH       SOLE                    27495        0        0
PROCTER & GAMBLE CO            COM              742718109     1133    19567 SH       SOLE                    19567        0        0
QUALCOMM INC                   COM              747525103      405     9393 SH       SOLE                     9393        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      428     6965 SH       SOLE                     6965        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      258    17577 SH       SOLE                    17577        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      686    21857 SH       SOLE                    21857        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2288   109480 SH       SOLE                   109480        0        0
SOUTHERN CO                    COM              842587107      216     6241 SH       SOLE                     6241        0        0
SPDR TR                        UNIT SER 1       78462F103    56556   454228 SH       SOLE                   454228        0        0
STELLENT INC                   COM              85856W105     1192   120000 SH       SOLE                   120000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      324     6280 SH       SOLE                     6280        0        0
SUN MICROSYSTEMS INC           COM              866810104       50    11907 SH       SOLE                    11907        0        0
SYSCO CORP                     COM              871829107      257     8270 SH       SOLE                     8270        0        0
TARGET CORP                    COM              87612E106      206     3743 SH       SOLE                     3743        0        0
UNIONBANCAL CORP               COM              908906100      617     8975 SH       SOLE                     8975        0        0
US BANCORP DEL                 COM NEW          902973304      326    10895 SH       SOLE                    10895        0        0
VANGUARD INDEX TR              REIT VIPERS      922908553     1933    32453 SH       SOLE                    32453        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      252    11749 SH       SOLE                    11749        0        0
WELLS FARGO & CO NEW           COM              949746101      328     5217 SH       SOLE                     5217        0        0
WESTAMERICA BANCORPORATION     COM              957090103      316     5959 SH       SOLE                     5959        0        0
ZIMMER HLDGS INC               COM              98956P102      311     4613 SH       SOLE                     4613        0        0
ZIPREALTY INC                  COM              98974V107      134    15906 SH       SOLE                    15906        0        0